Fair values of financial assets and financial liabilities (Tables)	6 Months Ended
Mar. 31, 2020
Fair values of financial assets and financial liabilities
Summary of attribution of financial instruments measured at fair value to the fair value hierarchy

	As at 31 March 2020
$m	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,252	20,808	220	26,280
Derivative financial instruments	17	56,620	24	56,661
Investment securities	15,320	69,206	152	84,678
Loans	-	246	22	268
Life insurance assets	600	1,974	-	2,574
Total financial assets measured at fair value on a recurring basis	21,189	148,854	418	170,461
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	38,794	-	38,794
Other financial liabilities	261	10,239	-	10,500
Derivative financial instruments	14	48,031	44	48,089
Debt issues	-	6,295	-	6,295
Life insurance liabilities	-	604	-	604
Total financial liabilities measured at fair value on a recurring basis	275	103,963	44	104,282

	As at 30 Sept 2019
$m	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	10,440	21,121	220	31,781
Derivative financial instruments	7	29,828	24	29,859
Investment securities	11,163	61,284	134	72,581
Loans	-	239	21	260
Life insurance assets	1,097	8,270	-	9,367
Total financial assets measured at fair value on a recurring basis	22,707	120,742	399	143,848
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	38,413	-	38,413
Other financial liabilities	262	5,108	-	5,370
Derivative financial instruments	8	29,059	29	29,096
Debt issues	-	5,819	-	5,819
Life insurance liabilities	-	7,377	-	7,377
Total financial liabilities measured at fair value on a recurring basis	270	85,776	29	86,075

	As at 31 March 2019
$m	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	10,039	19,037	231	29,307
Derivative financial instruments	10	21,735	20	21,765
Investment securities	10,796	56,816	112	67,724
Loans	-	394	19	413
Life insurance assets	1,255	8,119	-	9,374
Total financial assets measured at fair value on a recurring basis	22,100	106,101	382	128,583
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	-	43,119	-	43,119
Other financial liabilities	211	4,715	-	4,926
Derivative financial instruments	10	23,344	30	23,384
Debt issues	-	3,934	-	3,934
Life insurance liabilities	-	7,503	-	7,503
Total financial liabilities measured at fair value on a recurring basis	221	82,615	30	82,866

Summary of movements between fair value hierarchy levels

	Half Year March 2020
	Trading
	securities and
	financial
	assets			Total		Total
	measured at	Investment		Level 3		Level 3
$m	FVIS	Securities	Other[1]	assets	Derivatives	liabilities
Balance as at beginning of period	220	134	45	399	29	29
Gains/(losses) on assets and (gains)/losses
on liabilities recognised in:
Income statements	(3)	-	10	7	10	10
Other comprehensive income	-	(18)	-	(18)	-	-
Acquisitions and issues	5	36	9	50	6	6
Disposals and settlements	(9)	-	(18)	(27)	(1)	(1)
Foreign currency translation impacts	7	-	-	7	-	-
Balance as at end of period	220	152	46	418	44	44
Unrealised gains/(losses) recognised in the income
statement for financial instrument held as at end of
period	(4)	-	14	10	(16)	(16)
1.	Other is comprised of derivative financial assets and certain loans.

Schedule of financial instruments not measured at fair value

	As at 31 March 2020		As at 30 Sept 2019		As at 31 March 2019
	Carrying	Fair	Carrying	Fair	Carrying	Fair
$m	amount	value	amount	value	amount	value
Financial assets not measured at fair value
Cash and balances with central banks	45,815	45,815	20,059	20,059	19,486	19,486
Collateral paid	5,339	5,339	5,930	5,930	6,103	6,103
Investment securities	1,111	1,111	820	820	812	812
Loans	719,410	721,740	714,510	716,130	713,884	714,341
Other financial assets	5,849	5,849	5,367	5,367	6,444	6,444
Total financial assets not measured at fair value	777,524	779,854	746,686	748,306	746,729	747,186
Financial liabilities not measured at fair value
Collateral received	12,728	12,728	3,287	3,287	1,889	1,889
Deposits and other borrowings	544,126	544,506	524,834	525,516	511,888	512,544
Other financial liabilities	23,496	23,496	23,845	23,845	24,087	24,087
Debt issues[2]	179,540	175,610	175,638	176,838	184,825	185,423
Loan capital	25,807	23,636	21,826	22,076	16,736	16,655
Total financial liabilities not measured at fair value	785,697	779,976	749,430	751,562	739,425	740,598

2.      The estimated fair value of debt issues includes the impact of changes in Westpac’s credit spreads since origination